Note 53	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactions
BBVA and other Group companies, in their capacity as financial institutions, maintain transactions with their related parties within the ordinary course of their businesses. These transactions are of minor significance and are carried out under normal market conditions. As of December 31, 2025, 2024 and 2023, transactions with the following related parties have been identified:
Transactions with significant shareholders
As of December 31, 2025, 2024 and 2023, there were no shareholders with significant influence (see Note 26).
Transactions of BBVA Group entities with joint ventures and associates
The balances of the main captions in the consolidated balance sheets arising from the transactions carried out by the BBVA Group with joint ventures and associates are as follows:

BALANCES ARISING FROM TRANSACTIONS OF BBVA GROUP ENTITIES WITH JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	2025	2024	2023
Assets
Loans and advances to credit institutions	38	13	5
Loans and advances to customers	632	639	791
Debt securities	4	4	4
Liabilities
Deposits from credit institutions	1	1	—
Customer deposits	109	160	134
Memorandum accounts
Financial guarantees given	100	171	177
Other commitments given	625	784	595
Loan commitments given	82	117	119
The balances of the main captions in the consolidated income statements resulting from transactions with joint ventures and associates are as follows:

BALANCES OF CONSOLIDATED INCOME STATEMENT ARISING FROM TRANSACTIONS OF BBVA GROUP ENTITIES WITH JOINT VENTURES AND ASSOCIATES (MILLIONS OF EUROS)

	2025	2024	2023
Income statement
Interest and other income	29	37	44
Interest expense	1	4	4
Fee and commission income	9	7	4
Fee and commission expense	46	55	49
There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1), from the insurance policies to cover pension or similar commitments (see Note 25), and from the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the consolidated financial statements.
Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

BALANCE AT 31ST DECEMBER OF EACH YEAR (THOUSANDS OF EUROS)

2025					2024				2023
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	1,741	204	5,285	369	2,176	210	4,664	688	531	243	5,553	727
Bank guarantees	—	—	10	—	—	—	10	—	—	—	10	—
(1) Excluding executive directors.
Information on remuneration paid and other benefits granted to members of the Board of Directors and Senior Management of BBVA is provided in Note 54.